Right-of-Use assets - Summary of right of use assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 16,748
Ending balance		16,420	$ 225	₨ 16,748
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		22,689		17,095
Additions		6,334		4,949
Additions through Business combinations		436		364
Disposals		(3,760)		(147)
Translation adjustment		71		428
Ending balance		25,770		22,689
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,003		2,003
Additions		79
Ending balance		2,082		2,003
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		15,624		11,502
Additions		5,323		3,520
Additions through Business combinations		352		364
Disposals		(2,503)		(41)
Translation adjustment		48		279
Ending balance		18,844		15,624
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	4,236		2,941
Additions	[1]	770		1,210
Disposals	[1]	(1,103)		(47)
Translation adjustment	[1]	15		132
Ending balance	[1]	3,918		4,236
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		826		649
Additions		162		219
Additions through Business combinations		84
Disposals		(154)		(59)
Translation adjustment		8		17
Ending balance		926		826
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		5,941
Disposals		(2,845)		(75)
Depreciation		6,265		5,911
Translation adjustment		(11)		105
Ending balance		9,350		5,941
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		27
Depreciation		28		27
Ending balance		55		27
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,928
Disposals		(1,703)		(18)
Depreciation		4,487		3,884
Translation adjustment		(9)		62
Ending balance		6,703		3,928
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	1,721
Disposals	[1]	(1,023)		(47)
Depreciation	[1]	1,465		1,731
Translation adjustment	[1]	(6)		37
Ending balance	[1]	2,157		1,721
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		265
Disposals		(119)		(10)
Depreciation		285		269
Translation adjustment		4		6
Ending balance		₨ 435		₨ 265

[1]	Includes computer equipment.